Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	33.30%	33.30%	33.30%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	3.90%	23.50%	1.90%
Effect of net operating loss carry-forwards and valuation allowances	52.40%	(81.30%)	(51.50%)
Non taxable debt fair value variation	(83.90%)	113.20%	(4.30%)
Non deductible entertainment expenses	40.70%	42.30%	2.60%
Effect of cancellation of intra-group positions	(78.30%)	(44.20%)	12.70%
French business tax included in income tax (CVAE)	(16.00%)	(31.20%)	(2.00%)
Other	(35.80%)	(84.80%)	(4.50%)
Effective tax rate	(83.70%)	(29.20%)	(2.80%)